EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2021
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

31.EVENTS AFTER THE REPORTING PERIOD

(a)	Share issuances

Subsequent to the reporting period, the Company granted stock options and issued common shares pursuant to the exercise of stock options (note 23(a)) and exercise of warrants (note 22(c)).